Document and Entity Information	9 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	HYPERDYNAMICS CORP
Entity Central Index Key	0000937136
Document Type	S-1
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company